Document and Entity Information	Dec. 17, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	NAVISTAR INTERNATIONAL CORP
Entity Address, State or Province	IL
Amendment Flag	false
Entity Central Index Key	0000808450
Document Type	8-K
Document Period End Date	Dec. 17, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-9618
Entity Tax Identification Number	36-3359573
Entity Address, Address Line One	2701 Navistar Drive
Entity Address, City or Town	Lisle
Entity Address, Postal Zip Code	60532
City Area Code	(331)
Local Phone Number	332-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.10
Trading Symbol	NAV
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Cumulative convertible junior preference stock, Series D (par value $1.00)
Trading Symbol	NAV-PD
Security Exchange Name	NYSE